UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 86.86%

AEROSPACE & DEFENSE - 0.88%
Abacus Innovations Corp. 3.50%, 08/16/2023 (b)	$746,250	$751,287
CPI International, Inc. 4.48%, 04/07/2021 (b)	1,157,473	1,161,813
TransDigm, Inc.
4.078%, 06/04/2021 (b)	485,000	485,335
4.078%, 05/13/2022 (b)	249,408	249,362
		2,647,797
AUTOMOTIVE - 2.49%
American Axle & Manufacturing, Inc. 3.28%, 04/08/2024 (b)	897,500	889,916
American Tire Distributors, Inc. 5.476%, 09/01/2021 (b)	687,688	692,203
Camping World 4.743%, 11/08/2023 (b)	1,154,200	1,161,778
CH Hold Corp.
3.00%, 02/01/2024 (b)	47,727	47,976
4.226%, 02/01/2024 (b)	476,080	478,560
Federal-Mogul Corp. 4.926%, 04/15/2021 (b)	455,889	457,788
KAR Auction Services, Inc. 3.813%, 03/09/2023 (b)	505,556	509,822
Midas Intermediate Holdco II, LLC 4.046%, 08/18/2021 (b)	444,341	446,147
Navistar, Inc. 5.09%, 08/07/2020 (b)	937,620	949,636
Tower Automotive Holdings USA, LLC 3.875%, 03/07/2024 (b)	742,400	741,936
TRADER Corp. 4.545%, 09/28/2023 (b)	523,688	522,813
Wabash National Corp. 3.78%, 03/18/2022 (b)	588,525	592,203
		7,490,778
BEVERAGE & FOOD - 1.42%
Dole Food Co., Inc. 4.123%, 04/08/2024 (b)	800,000	802,624
Hearthside Group Holdings, LLC 4.226%, 06/02/2021 (b)	1,432,615	1,440,967
KFC Holding Co. 2.999%, 06/16/2023 (b)	779,122	783,115
Post Holdings, Inc. 3.47%, 05/24/2024 (b) (e)	800,000	801,856
US Foods, Inc. 3.794%, 06/27/2023 (b)	438,900	441,310
		4,269,872
BUILDING MATERIALS - 1.83%
CPG International, Inc. 5.046%, 05/03/2024 (b)	1,552,409	1,562,120
Floor & Decor Outlets of America, Inc. 4.73%, 09/30/2023 (b)	339,616	341,739
Generation Brands Holdings, Inc. 4.796%, 02/28/2024 (b)	588,555	588,922
HD Supply, Inc.
3.588%, 08/13/2021 (b)	447,040	448,506
3.63%, 10/16/2023 (b)	99,250	99,932
Henry Company, LLC 5.726%, 10/05/2023 (b)	497,500	505,430
JELD-WEN, Inc. 4.296%, 07/01/2022 (b)	534,437	539,447
Quikrete Holdings, Inc. 3.794%, 11/15/2023 (b)	1,418,623	1,417,070
		5,503,166
CHEMICALS - 3.32%
Allnex S.à.r.l. 4.405%, 09/13/2023 (b)	298,518	299,452
Allnex USA, Inc. 4.405%, 09/13/2023 (b)	396,232	397,473
ColourOz MidCo S.à.r.l.
4.153%, 09/07/2021 (b)	896,438	888,594
4.153%, 09/07/2021 (b)	148,192	146,895
Ineos Styrolution US Holding LLC 4.046%, 03/29/2024 (b)	771,130	777,395
Kronos Worldwide, Inc. 4.30%, 02/18/2020 (b)	1,193,488	1,200,207
MacDermid, Inc. 4.226%, 06/07/2023 (b)	595,230	597,016
Methanol Holdings 4.726%, 06/30/2022 (b)	725,000	725,906
Nexeo Solutions, LLC 4.923%, 06/09/2023 (b)	891,023	899,563
Orion Engineered Carbons 3.796%, 07/23/2021 (b)	675,709	679,594
Road Infrastructure Investment, LLC 4.70%, 06/13/2023 (b)	681,566	686,191
Solenis International, LP
4.451%, 07/31/2021 (b)	596,047	598,964
7.951%, 07/29/2022 (b)	750,184	753,185

Univar USA, Inc. 3.794%, 07/01/2022 (b)	1,030,509	1,032,843
Venator Materials PLC 4.202%, 08/30/2024 (b) (e)	295,000	296,475
		9,979,753
CONSUMER PRODUCTS - 1.38%
Energizer Holdings, Inc. 3.062%, 06/30/2022 (b)	638,376	643,696
KIK Custom Products, Inc. 5.793%, 08/26/2022 (b)	1,724,853	1,743,896
NBTY, Inc. 4.796%, 05/05/2023 (b)	747,469	749,207
Prestige Brands, Inc. 3.794%, 01/26/2024 (b)	611,395	614,962
Spectrum Brands, Inc. 3.174%, 06/23/2022 (b)	382,093	383,984
		4,135,745
ENVIRONMENTAL - 1.67%
Advanced Disposal Services, Inc. 3.696%, 11/10/2023 (b)	929,417	933,817
Casella Waste Systems, Inc. 3.964%, 10/17/2023 (b)	437,800	440,265
GFL Environmental, Inc. 4.046%, 09/29/2023 (b)	372,188	374,203
Waste Industries USA, Inc. 3.794%, 02/27/2020 (b)	1,538,198	1,548,050
Wheelabrator Technologies
5.296%, 12/17/2021 (b)	1,164,824	1,171,376
5.296%, 12/17/2021 (b)	28,940	29,103
8.546%, 12/19/2022 (b)	510,247	508,206
		5,005,020
FINANCE - INSURANCE - 1.87%
Acrisure, LLC 6.146%, 11/22/2023 (b)	2,648,363	2,678,700
AssuredPartners, Inc. 4.726%, 10/21/2022 (b)	715,897	717,092
Hub International Ltd. 4.172%, 10/02/2020 (b)	728,491	731,391
National Financial Partners Corp. 4.796%, 01/08/2024 (b) (e)	1,036,725	1,040,773
USI, Inc. / NY 4.18%, 05/16/2024 (b)	450,000	447,750
		5,615,706
FINANCE - SERVICES - 4.03%
AlixPartners LLP 4.296%, 04/04/2024 (b)	1,625,925	1,635,070
Aretech Group, Inc. 2.045%, 05/21/2021 (b) (h)	1,483,393	1,469,486
Avolon TLB Borrower 1 US, LLC 3.759%, 03/20/2022 (b)	1,135,000	1,143,700
Duff & Phelps Corp. 5.046%, 04/23/2020 (b)	689,861	695,322
EVO Payments International, LLC 6.23%, 12/18/2023 (b)	1,147,125	1,161,940
Focus Financial Partners, LLC 3.25%, 05/22/2024 (b) (e)	485,000	489,346
Freedom Mortgage Corp. 6.862%, 02/23/2022 (b)	865,938	878,927
North American Bancard 4.702%, 06/14/2024 (b) (e)	500,000	501,770
Ocwen Loan Servicing, LLC 6.076%, 12/07/2020 (b)	648,375	644,459
Orchestra Borrower, LLC / Orchestra Co-Issuer, Inc. 8.67%, 05/31/2024 (b)	1,195,000	1,195,000
RCS Capital Corp. 8.00%, 11/23/2020 (b)	552,929	562,605
Virtu Financial, Inc. 6.75%, 10/27/2022 (b)	1,180,634	1,190,592
Walter Investment Management Corp. 4.976%, 12/18/2020 (b)	581,221	529,274
		12,097,491
FOOD & DRUG RETAILERS - 1.19%
Albertson's, LLC
3.976%, 08/25/2021 (b)	769,382	760,873
4.293%, 12/21/2022 (b)	298,443	295,582
BJ's Wholesale Club, Inc.
4.968%, 02/02/2024 (b)	1,945,000	1,889,888
8.71%, 02/03/2025 (b)	650,000	631,618
		3,577,961
GAMING - 3.58%
Amaya B.V. 4.796%, 08/02/2021 (b)	2,833,810	2,842,027
American Casino & Entertainment 4.476%, 07/07/2022 (b)	737,712	741,707
Aristocrat International Pty Ltd. 3.406%, 10/20/2021 (b)	581,986	585,097
Eldorado Resorts, Inc. 3.242%, 04/17/2024 (b)	623,438	619,151
Gateway Casinos & Entertainment Ltd. 4.793%, 02/22/2023 (b)	835,000	842,657
Greektown Holdings, LLC 4.044%, 04/25/2024 (b)	870,000	870,544
MGM Growth Properties Operating Partnership LP 3.294%, 04/25/2023 (b)	823,744	826,166
Penn National Gaming, Inc. 3.544%, 01/19/2024 (b)	942,638	949,038
Pinnacle Entertainment, Inc. 4.05%, 04/28/2023 (b)	62,333	62,752
Scientific Games International, Inc. 5.062%, 10/01/2021 (b)	1,206,975	1,220,306
Station Casinos, LLC 3.71%, 06/08/2023 (b)	1,188,745	1,188,543
		10,747,988

GENERAL INDUSTRIAL MANUFACTURING - 4.40%
Aclara Technologies, LLC 6.951%, 08/29/2023 (b)	570,688	576,394
Clark Equipment Co. 3.929%, 05/18/2024 (b)	957,600	961,670
Columbus McKinnon Corp. 4.296%, 01/31/2024 (b)	615,510	619,541
Cortes NP Acquisition Corp. 5.226%, 11/30/2023 (b)	1,228,966	1,235,878
Filtration Group Corp. 4.294%, 11/21/2020 (b)	1,301,315	1,306,195
Manitowoc Foodservice, Inc. 4.032%, 03/03/2023 (b)	835,897	845,301
Milacron, LLC 4.044%, 09/28/2023 (b)	1,169,125	1,173,147
MTS Systems Corp. 5.25%, 07/05/2023 (b)	908,138	917,219
North American Lifting Holdings, Inc. 5.796%, 11/27/2020 (b)	832,894	781,879
Penn Engineering & Manufacturing Corp. 3.75%, 06/13/2024 (b) (e)	890,000	891,856
RBS Global, Inc. 3.888%, 08/21/2023 (b)	1,393,000	1,395,027
Unifrax Corp. 5.046%, 04/04/2024 (b)	555,000	559,393
Utility One Source 6.796%, 04/18/2023 (b)	390,000	397,313
EWT Holdings III Corp. 5.046%, 01/15/2021 (b)	1,545,356	1,557,912
		13,218,725
HEALTHCARE - 9.29%
Acadia Healthcare 3.794%, 02/11/2022 (b)	937,975	946,182
Air Medical Group Holdings, Inc.
4.294%, 04/28/2022 (b)	874,783	860,240
5.159%, 04/28/2022 (b) (e)	280,000	279,335
Air Methods 4.796%, 04/22/2024 (b)	437,631	433,620
Albany Molecular Research, Inc. 6.006%, 07/16/2021 (b)	569,207	571,936
Avantor Performance Materials Holdings, Inc. 5.23%, 03/07/2024 (b)	822,938	825,682
Catalent Pharma Solutions 3.794%, 05/20/2021 (b)	786,271	793,151
Change Healthcare Holdings, LLC 3.976%, 03/01/2024 (b)	763,088	764,144
CHG Healthcare Services, Inc. 4.422%, 06/07/2023 (b)	419,688	424,235
CHS/Community Health Systems, Inc.
3.951%, 12/31/2019 (b)	180,541	180,471
4.201%, 01/27/2021 (b)	492,224	491,864
Concentra, Inc. 4.21%, 06/01/2022 (b)	287,765	287,765
Endo Pharmaceuticals, Inc. 5.50%, 04/30/2024 (b)	565,000	571,181
Envision Healthcare Corp. 4.30%, 12/01/2023 (b) (e)	1,206,750	1,214,292
Exam Works Group, Inc. 4.476%, 07/27/2023 (b)	755,429	759,682
Greatbatch Ltd. 4.71%, 10/26/2022 (b)	743,994	747,993
Greenway Health, LLC 6.05%, 02/16/2024 (b)	650,000	653,250
Grifols Worldwide Operations USA, Inc. 3.199%, 01/31/2025 (b)	568,575	569,860
HC Group Holdings III, Inc. 6.226%, 04/07/2022 (b)	1,159,201	1,156,303
HCA, Inc.
3.044%, 03/17/2023 (b)	537,297	539,341
3.294%, 02/15/2024 (b)	199,500	200,731
INC Research 3.452%, 06/28/2024 (b) (e)	1,025,000	1,027,885
inVentiv Health, Inc. 4.804%, 11/09/2023 (b)	791,025	793,663
Mallinckrodt International Finance SA 4.046%, 09/24/2024 (b)	907,725	906,590
MPH Acquisition Holdings, LLC 4.296%, 06/07/2023 (b)	2,741,304	2,745,156
NMSC Holdings, Inc. 6.296%, 04/19/2023 (b)	442,528	443,634
Patheon Holdings I BV 4.504%, 04/22/2024 (b)	1,410,000	1,414,583
Pharmaceutical Product Development, LLC 4.013%, 08/18/2022 (b)	1,776,516	1,779,377
Press Ganey Holdings, Inc. 4.476%, 10/23/2023 (b)	636,800	639,389
RPI Finance Trust 3.296%, 03/27/2023 (b)	936,700	941,238
Sterigenics-Nordion Holdings, LLC 4.15%, 05/15/2022 (b)	765,288	763,853
Team Health, Inc. 3.976%, 02/06/2024 (b)	718,200	713,377
Valeant Pharmaceuticals International, Inc. 5.75%, 04/01/2022 (b)	1,796,341	1,822,819
VCVH Holding Corp. 6.30%, 06/01/2023 (b)	643,500	643,902
		27,906,724
HOTELS - 0.54%
Belmond Interfin Ltd. 3.952%, 07/03/2024 (b) (e)	715,000	715,894
ESH Hospitality, Inc. 3.544%, 08/30/2023 (b)	888,299	893,073
		1,608,967
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES - 0.24%
Fortress Investment Group, LLC 2.75%, 06/02/2022 (b) (e)	720,000	724,950

LEISURE & ENTERTAINMENT - 2.58%
CDS U.S. Intermediate Holdings, Inc. 5.296%, 07/08/2022 (b)	982,500	987,658
Formula One Group 4.504%, 02/01/2024 (b)	2,946,427	2,951,952

Intrawest Operations Group, LLC
4.50%, 12/09/2020 (b)	530,000	531,656
4.452%, 09/30/2024 (b) (e)	1,056,875	1,059,517
4.452%, 09/30/2024 (b) (e)	558,125	556,604
Seaworld Parks & Entertainment, Inc. 4.296%, 04/01/2024 (b)	884,433	884,102
UFC Holdings, LLC 4.26%, 08/18/2023 (b)	774,150	776,639
		7,748,128
MEDIA - BROADCAST - 4.01%
Beasley Mezzanine Holdings, LLC 7.00%, 10/31/2023 (b)	590,604	598,541
CBS Radio, Inc. 4.715%, 10/17/2023 (b)	806,091	809,114
Cumulus Media Holdings, Inc. 4.48%, 12/23/2020 (b)	2,169,370	1,761,528
Entercom Radio, LLC 4.703%, 11/01/2023 (b)	882,604	888,120
Gray Television, Inc. 3.495%, 02/07/2024 (b)	646,750	650,860
Hubbard Radio, LLC 4.48%, 05/27/2022 (b)	432,948	433,310
ION Media Networks, Inc. 4.13%, 12/18/2020 (b)	1,050,000	1,057,875
Mission Broadcasting, Inc. 3.999%, 01/17/2024 (b)	98,705	99,041
Neustar, Inc. 4.75%, 03/01/2024 (b) (e)	540,000	544,895
Nexstar Broadcasting, Inc. 3.999%, 01/17/2024 (b)	998,967	1,002,359
Quincy Newspapers, Inc. 5.051%, 11/02/2022 (b)	764,985	772,398
Townsquare Media, Inc. 4.296%, 04/01/2022 (b)	421,754	423,335
Tribune Media Co.
4.044%, 12/27/2020 (b)	95,354	95,831
4.044%, 01/26/2024 (b)	1,188,461	1,194,255
Univision Communications, Inc. 3.976%, 03/15/2024 (b)	1,725,659	1,694,735
		12,026,197
MEDIA - CABLE - 3.68%
Cable ONE, Inc. 3.43%, 05/01/2024 (b)	470,000	472,350
Charter Communications Operating, LLC
3.05%, 07/01/2020 (b)	148,972	149,577
3.294%, 01/15/2024 (b)	912,014	916,191
CSC Holdings LLC 3.249%, 07/17/2025 (b)	498,750	495,945
Hargray Communications 4.226%, 05/16/2024 (b)	815,000	817,038
Lions Gate Entertainment Corp. 3.995%, 12/08/2023 (b)	731,438	736,923
Mediacom Illinois, LLC 3.44%, 02/15/2024 (b)	678,300	681,692
RCN Corp. 4.044%, 02/01/2024 (b)	1,147,125	1,132,649
Telenet Financing USD, LLC 3.908%, 06/30/2025 (b)	935,000	936,435
Unitymedia Finance, LLC 2.25%, 09/30/2025 (b) (e)	360,000	358,972
UPC Financing Partnership 3.739%, 04/15/2025 (b)	600,000	601,749
Virgin Media Bristol, LLC 3.739%, 01/31/2025 (b)	1,175,000	1,176,763
WideOpenWest Finance, LLC / WideOpenWest Capital Corp.
4.25%, 08/18/2023 (b) (e)	128,942	128,987
4.701%, 08/18/2023 (b)	1,721,988	1,722,581
Ziggo B.V. 3.489%, 04/15/2025 (b)	720,000	718,610
		11,046,462
MEDIA DIVERSIFIED & SERVICES - 3.57%
Ancestry.com Operations, Inc. 4.34%, 10/19/2023 (b)	1,989,900	2,002,745
Catalina Marketing Corp. 4.726%, 04/09/2021 (b)	1,015,648	852,509
Creative Artists Agency, LLC 4.664%, 02/15/2024 (b)	497,500	501,333
EMI Music Publishing Group 3.576%, 08/21/2023 (b)	1,021,030	1,023,123
IMG Worldwide, Inc. 4.299%, 05/06/2021 (b)	2,437,751	2,450,709
Learfield Communications, Inc. 4.48%, 12/01/2023 (b)	597,000	600,731
Match Group, Inc. 4.367%, 11/16/2022 (b)	425,000	427,125
Quebecor Media, Inc. 3.432%, 08/17/2020 (b)	972,474	976,524
Vivid Seats 5.202%, 06/27/2024 (b) (e)	780,000	782,925
WMG Acquisition Corp. 3.716%, 11/01/2023 (b)	1,100,000	1,101,546
		10,719,270
METALS & MINING EXCLUDING STEEL - 0.33%
Westmoreland Coal Co. 7.796%, 12/16/2020 (b) (e)	1,110,888	988,691

NON-FOOD & DRUG RETAILERS - 3.11%
ABG Intermediate Holdings 2, LLC 5.296%, 05/27/2021 (b)	1,330,545	1,339,692
Ascena Retail Group, Inc. 5.625%, 08/22/2022 (b)	1,109,088	936,487
Bass Pro Group, LLC 6.296%, 12/15/2023 (b)	895,000	871,676
Harbor Freight Tools USA, Inc. 4.294%, 08/16/2023 (b)	813,850	814,513

Jo-Ann Stores, LLC 6.256%, 10/20/2023 (b) (e)	712,075	710,145
Michaels Stores, Inc. 3.937%, 01/27/2023 (b)	870,262	869,231
National Vision, Inc. 4.226%, 03/12/2021 (b)	929,046	934,040
Neiman Marcus Group, Inc. 4.339%, 10/23/2020 (b)	1,324,270	999,824
PetSmart, Inc. 4.01%, 03/10/2022 (b)	952,709	889,459
Sally Holdings, LLC / Sally Capital, Inc. 5.551%, 07/30/2024 (b) (e)	960,000	963,600
		9,328,667
OIL & GAS - 0.76%
American Energy - Marcellus, LLC 8.50%, 08/04/2021 (b) (g)	1,204,382	126,460
Floatel Delaware, LLC 6.296%, 06/29/2020 (b)	1,489,192	1,103,863
HGIM Corp. 5.75%, 06/18/2020 (b) (e)	1,499,649	677,841
Seadrill Partners, LLC 4.296%, 02/21/2021 (b)	595,202	382,120
		2,290,284
PACKAGING - 3.10%
Anchor Glass Container Corp. 4.263%, 12/07/2023 (b)	492,525	495,822
Berry Plastics Corp.
3.244%, 02/10/2020 (b)	625,000	625,997
3.494%, 01/19/2024 (b)	862,838	863,856
BWAY Corp. 4.245%, 04/03/2024 (b)	1,325,000	1,326,537
Hoffmaster Group, Inc. 5.796%, 11/21/2023 (b)	746,250	754,183
Industrial Container Services
5.18%, 04/29/2024 (b)	1,024,941	1,030,066
5.75%, 04/29/2024 (b)	185,059	185,984
PKC Holding Corp. 4.679%, 05/08/2024 (b)	500,000	501,565
Reynolds Group Holdings, Inc. 4.044%, 02/05/2023 (b)	982,587	984,936
SIG Combibloc Holdings S.C.A. 4.044%, 03/13/2022 (b)	1,018,597	1,027,066
Signode Industrial Group Lux S.A. 3.839%, 04/30/2021 (b)	720,577	722,378
TricorBraun, Inc.
4.75%, 11/30/2023 (b)	70,455	71,170
5.046%, 11/29/2023 (b)	701,023	708,142
		9,297,702
PRINTING & PUBLISHING - 0.84%
Cengage Learning, Inc. 5.339%, 06/07/2023 (b)	433,605	410,841
Harland Clarke Holdings Corp.
7.146%, 12/31/2021 (b)	321,760	323,972
6.63%, 02/09/2022 (b)	634,585	636,806
McGraw Hill Global Education Holdings, LLC 5.226%, 05/04/2022 (b)	318,324	313,772
Tribune Publishing Co. 5.976%, 08/04/2021 (b)	829,573	828,536
		2,513,927
RESTAURANTS - 0.36%
1011778 B.C. Unlimited Liability Co. 3.503%, 02/16/2024 (b)	428,030	427,363
NPC International, Inc. 4.715%, 04/19/2024 (b)	650,000	656,097
		1,083,460
STEEL PRODUCERS & PRODUCTS - 0.43%
MRC Global (US), Inc. 5.044%, 11/08/2019 (b)	561,025	565,724
Zekelman Industries, Inc. 4.789%, 06/14/2021 (b)	718,763	723,884
		1,289,608
SUPPORT - SERVICES - 9.54%
Access CIG, LLC 6.017%, 10/18/2021 (b)	1,218,783	1,226,023
Allied Universal Holdco, LLC 5.046%, 07/27/2022 (b)	465,000	467,034
Aramark Corp. 3.044%, 03/28/2024 (b)	623,438	628,310
Asurion, LLC
4.476%, 08/04/2022 (b)	1,476,614	1,485,377
4.226%, 11/03/2023 (b)	1,437,558	1,447,441
Brand Energy & Infrastructure Services, Inc. 5.491%, 07/30/2024 (b)	1,935,000	1,935,600
Brickman Group Ltd., LLC 4.026%, 12/18/2020 (b)	2,727,708	2,733,886
Camelot Finance LP 4.726%, 10/03/2023 (b)	1,692,234	1,704,477
Coinmach Services 4.966%, 11/14/2022 (b)	1,195,000	1,189,623
Garda World Security Corp. 5.226%, 05/24/2024 (b)	1,027,756	1,036,106
GEO Group, Inc. 3.33%, 03/25/2024 (b)	942,638	945,291
Hertz Corp. 3.794%, 06/30/2023 (b)	518,112	516,872
Information Resources, Inc.
5.465%, 01/18/2024 (b)	1,132,163	1,137,999
9.465%, 01/17/2025 (b)	720,000	719,550

Learning Care Group, Inc. 5.047%, 05/05/2021 (b)	524,345	526,967
Moneygram International, Inc. 4.546%, 03/27/2020 (b)	794,379	795,701
Pods, Inc. 4.339%, 02/02/2022 (b)	950,125	956,852
Renaissance Learning, Inc. 5.046%, 04/09/2021 (b)	1,188,516	1,194,643
Sedgwick Claims Management Services 3.976%, 03/01/2021 (b)	777,293	778,887
ServiceMaster Co., LLC 3.544%, 11/08/2023 (b)	850,725	856,042
SiteOne Landscape Supply Holding LLC 4.76%, 04/29/2022 (b)	399,464	402,835
Tempo Acquisition, LLC 4.06%, 05/01/2024 (b)	1,050,000	1,053,691
TKC Holdings, Inc. 5.376%, 02/01/2023 (b)	568,575	568,399
TMK Hawk Parent, Corp. 5.226%, 10/01/2021 (b)	741,422	747,909
TransUnion, LLC 3.544%, 04/09/2021 (b)	1,900,162	1,914,917
USIC Holdings, Inc.
4.923%, 12/08/2023 (b)	137,962	138,609
5.17%, 12/11/2023 (b)	673,313	676,470
West Corp.
3.544%, 06/17/2021 (b)	272,255	272,681
3.580%, 06/19/2023 (b)	583,280	584,254
		28,642,446
TECHNOLOGY - 7.35%
CCC Information Services, Inc. 4.041%, 04/29/2024 (b)	750,000	748,313
CommScope, Inc. 3.296%, 12/29/2022 (b)	659,965	663,403
Compuware Corp. 5.55%, 12/15/2021 (b)	903,139	911,041
Dell International, LLC 3.55%, 09/07/2023 (b)	997,500	1,002,278
Diebold Nixdorf, Inc. 3.875%, 11/06/2023 (b)	424,625	427,457
Genesys Telecommunications Laboratories, Inc. 5.296%, 12/01/2023 (b)	2,004,925	2,014,449
Global Payments, Inc. 3.226%, 04/21/2023 (b)	721,193	724,798
Informatica Corp. 4.796%, 08/06/2022 (b)	687,734	688,226
JDA Software Group, Inc. 4.726%, 10/12/2023 (b)	562,175	566,644
Kronos Inc/MA 4.68%, 11/01/2023 (b)	636,804	641,889
LANDesk Group Inc. 5.48%, 01/22/2024 (b)	1,037,549	1,033,876
MaxLinear, Inc. 3.617%, 05/13/2024 (b)	410,000	410,256
Micro Focus
3.964%, 04/29/2024 (b)	114,146	114,488
4.03%, 06/21/2024 (b)	770,854	773,167
Misys 4.736%, 06/13/2024 (b)	725,000	725,946
ON Semiconductor Corp. 3.294%, 03/31/2023 (b)	590,040	591,412
Optiv Security, Inc. 4.438%, 02/01/2024 (b)	892,413	877,911
Qlik Technologies 4.67%, 04/26/2024 (b)	800,000	795,876
Rackspace Hosting, Inc. 4.172%, 11/03/2023 (b) (e)	355,000	355,692
Solarwinds Holdings, Inc. 4.726%, 02/03/2023 (b)	1,655,481	1,661,176
Solera, LLC 4.294%, 03/03/2023 (b)	1,358,248	1,364,448
Sybil Software LLC 4.546%, 09/30/2023 (b)	799,628	808,812
Synchronoss Technologies, Inc. 4.082%, 01/19/2024 (b)	1,271,813	1,251,781
TIBCO Software, Inc. 5.73%, 12/04/2020 (b)	748,120	753,196
TTM Technologies, Inc. 5.294%, 05/31/2021 (b)	327,097	330,368
VF Holdings Corp. 4.546%, 06/30/2023 (b)	560,763	561,287
Western Digital Corp. 3.782%, 04/29/2023 (b)	653,417	657,298
Zebra Technologies Corp. 3.722%, 10/27/2021 (b)	615,061	618,290
		22,073,778
TELECOMMUNICATIONS - SATELLITES - 0.95%
DigitalGlobe, Inc. 3.794%, 01/15/2024 (b)	457,700	458,368
Telesat Canada / Telesat, LLC 4.30%, 11/17/2023 (b)	1,599,375	1,610,803
Xplornet Communications, Inc. 7.296%, 09/09/2021 (b)	784,486	796,010
		2,865,181
TELECOMMUNICATIONS - WIRELINE/WIRELESS -4.99%
Altice Financing S.A. 3.908%, 07/15/2025 (b)	800,000	798,624
CenturyLink, Inc. 1.375%, 01/31/2025 (b) (e)	3,250,000	3,217,727
Colorado Buyer, Inc. 4.17%, 05/01/2024 (b)	885,000	887,213
Communications Sales & Leasing, Inc. 4.226%, 10/24/2022 (b)	716,400	718,639
Consolidated Communications, Inc.
4.00%, 10/05/2023 (b) (e)	415,000	416,868
4.23%, 10/05/2023 (b)	312,638	314,118
Equinix, Inc. 3.544%, 01/06/2023 (b)	496,231	499,333
Level 3 Financing, Inc. 3.259%, 02/22/2024 (b)	760,000	762,614

Lightower Fiber Networks 4.546%, 04/13/2020 (b)	1,551,316	1,560,041
Masergy Communications, Inc. 5.796%, 12/15/2023 (b)	497,500	501,231
Peak 10, Inc. 5.147%, 06/17/2021 (b)	553,631	557,091
SBA Senior Finance II, LLC 3.30%, 06/10/2022 (b)	711,371	712,882
SFR Group S.A. 3.944%, 07/31/2025 (b)	950,000	944,362
Sprint Communications, Inc. 3.562%, 02/02/2024 (b)	1,431,413	1,433,352
Switch, Ltd. 3.968%, 06/27/2024 (b) (e)	1,120,000	1,126,653
TierPoint, LLC 4.976%, 05/06/2024 (b)	530,000	531,325
		14,982,073
TRANSPORTATION EXCLUDING AIR & RAIL - 0.40%
AI Mistral Luxembourg Subco S.a.r.l. 4.226%, 03/11/2024 (b)	428,925	428,031
XPO Logistics, Inc. 3.405%, 11/01/2021 (b)	775,000	777,960
		1,205,991
UTILITIES - ELECTRIC - 2.71%
AES Corp. 3.192%, 05/24/2022 (b)	693,263	692,569
Calpine Corp. 4.05%, 05/27/2022 (b)	1,161,114	1,160,784
Dynegy, Inc. 4.476%, 02/07/2024 (b)	1,097,250	1,096,147
Eastern Power, LLC 5.044%, 09/24/2021 (b)	1,114,054	1,110,712
Helix Gen Funding, LLC 4.96%, 06/03/2024 (b)	685,119	690,138
Lightstone Holdco, LLC
5.544%, 01/30/2024 (b)	43,441	42,424
5.726%, 01/30/2024 (b)	702,381	685,938
Sandy Creek Energy Associates, LP 5.296%, 11/09/2020 (b)	614,900	468,480
Talen Energy Supply, LLC 5.226%, 07/14/2023 (b) (e)	785,000	731,035
Texas Competitive Electric Holdings
3.793%, 08/04/2023 (b)	631,967	627,231
3.794%, 08/04/2023 (b)	144,857	143,771
Vistra Operations Co., LLC 4.257%, 12/13/2023 (b)	671,625	672,424
		8,121,653
UTILITIES - GAS - 0.02%
Southcross Holdings Borrower L.P. 3.50%, 04/13/2023 (b)	59,037	52,247
TOTAL BANK LOANS (Cost $262,389,506)		260,806,408

CORPORATE BONDS - 10.49%

AUTOMOTIVE - 0.12%
ZF North America Capital, Inc. 4.75%, 04/29/2025 (d)	350,000	370,563

ENVIRONMENTAL - 0.28%
Covanta Holding Corp. 6.375%, 10/01/2022	800,000	826,000

FINANCE - BANKING - 0.45%
Ally Financial, Inc. 4.75%, 09/10/2018	1,300,000	1,339,000

FINANCE - SERVICES - 0.98%
Nationstar Mortgage, LLC / Nationstar Capital Corp. 7.875%, 10/01/2020	1,075,000	1,105,233
OneMain Financial Holdings, LLC 6.75%, 12/15/2019 (d)	700,000	737,625
Orchestra Borrower, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (d)	1,070,000	1,105,203
		2,948,061
GENERAL INDUSTRIAL MANUFACTURING - 0.27%
CNH Industrial Capital, LLC 3.875%, 07/16/2018	800,000	815,200

HEALTHCARE - 1.36%
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (d)	725,000	774,844
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 02/15/2022	900,000	929,813
Tenet Healthcare Corp.
6.25%, 11/01/2018	1,000,000	1,055,249
4.625%, 07/15/2024 (d)	513,000	514,924
THC Escrow Corp. III 4.625%, 07/15/2024 (d)	653,000	656,396
Valeant Pharmaceuticals International 6.375%, 10/15/2020 (d)	145,000	141,194
		4,072,420
LEISURE & ENTERTAINMENT - 0.21%
Viking Cruises Ltd. 8.50%, 10/15/2022 (c) (d)	600,000	632,250

MEDIA - CABLE - 1.92%
Block Communications, Inc. 6.875%, 02/15/2025 (d)	1,125,000	1,209,375
Cablevision Systems Corp.
8.625%, 09/15/2017	1,104,000	1,119,180
8.00%, 04/15/2020	650,000	725,563
Cequel Communications Holdings I, LLC / Cequel Capital Corp. 6.375%, 09/15/2020 (d)	452,000	462,170
DISH DBS Corp.
4.25%, 04/01/2018	1,500,000	1,522,979
7.875%, 09/01/2019	650,000	718,250
		5,757,517
MEDIA DIVERSIFIED & SERVICES - 0.15%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	450,000	449,438

METALS & MINING EXCLUDING STEEL - 0.36%
Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, 12/15/2023 (d)	1,000,000	1,090,000

NON-FOOD & DRUG RETAILERS - 0.59%
PetSmart, Inc.
7.125%, 03/15/2023 (d)	1,180,000	1,053,150
5.875%, 06/01/2025 (d)	750,000	726,563
		1,779,713
PACKAGING - 0.80%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022 (c) (d)	660,000	679,140
Flex Acquisition Co, Inc. 6.875%, 01/15/2025 (d)	1,000,000	1,041,875
Reynolds Group Holdings, Inc. 6.875%, 02/15/2021	648,135	666,769
		2,387,784
RESTAURANTS - 0.43%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 6.00%, 04/01/2022 (c) (d)	1,250,000	1,298,438

SUPPORT - SERVICES - 0.86%
Alliance Data Systems Corp. 5.875%, 11/01/2021 (d)	1,350,000	1,400,625
Hertz Corp. 6.75%, 04/15/2019	313,000	313,000
United Rentals North America, Inc. 7.625%, 04/15/2022	100,000	104,750
WEX, Inc. 4.75%, 02/01/2023 (d)	745,000	752,450
		2,570,825
TECHNOLOGY - 0.57%
Diamond 1 Finance Corp / Diamond 2 Finance Corp. 4.42%, 06/15/2021 (d)	750,000	791,365
NCR Corp. 4.625%, 02/15/2021	900,000	920,249
		1,711,614
TELECOMMUNICATIONS - SATELLITES - 0.49%
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	1,300,000	1,482,000

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.65%
Sprint Communications, Inc.
9.00%, 11/15/2018 (d)	650,000	706,264
7.00%, 08/15/2020	650,000	716,625
Wind Acquisition Finance S.A. 6.50%, 04/30/2020 (c) (d)	500,000	518,125
		1,941,014
TOTAL CORPORATE BONDS (Cost $30,920,111)		31,471,837

	Shares
SHORT-TERM INVESTMENTS - 5.78%

MONEY MARKET FUND - 5.78%
Fidelity Government Portfolio - Institutional Class, 0.81% (b) (f)	17,349,706	17,349,706
TOTAL SHORT-TERM INVESTMENTS (Cost $17,349,706)		17,349,706

PRIVATE PLACEMENTS - 0.10%

FINANCE - SERVICES - 0.09%
RCS Capital Corp. (a) (h)	17,405	283,919

UTILITIES - GAS - 0.01%
Southcross Energy Partners, L.P. (a) (h)	63	37,328

Southcross Energy Partners, L.P. (a) (h)	63	–
		37,328
TOTAL PRIVATE PLACEMENTS (Cost $132,799)		321,247

COMMON STOCKS - 0.06%

FORESTRY & PAPER - 0.06%
Verso Corp. (a)	40,879	191,722
TOTAL COMMON STOCKS (Cost $1,854,881)		191,722
Total Investments (Cost $312,647,003) - 103.29%		310,140,920
Liabilities in Excess of Other Assets - (3.29%)		(9,868,477)
TOTAL NET ASSETS - 100.00%		$300,272,443

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-Income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2017.
(c)	U.S. traded security of a foreign issuer.
(d)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017 the value of these investments as $16,662,536 or 5.55% of net assets.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
June 30, 2017 the value of these investments was $20,604,585 or 6.86% of net assets.
(f)	Rate shown is the 7-day yield as of June 30, 2017.
(g)	Represents a security in default.
(h)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisor Series Trust.

Shenkman Short Duration High Income Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 87.01%

AEROSPACE & DEFENSE - 0.93%
KLX, Inc. 5.875%, 12/01/2022 (c)	$1,125,000	$1,185,469
Orbital ATK, Inc. 5.25%, 10/01/2021	3,100,000	3,208,500
		4,393,969
AUTOMOTIVE - 1.35%
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019	550,000	556,105
7.75%, 11/15/2019	2,144,000	2,363,760
Dana, Inc. 5.375%, 09/15/2021	900,000	926,438
IHO Verwaltungs GmbH 4.125%, 09/15/2021 (b) (c)	375,000	382,969
ZF North America Capital, Inc. 4.00%, 04/29/2020 (c)	2,075,000	2,155,406
		6,384,678
BEVERAGE & FOOD - 1.16%
B&G Foods, Inc. 4.625%, 06/01/2021	925,000	946,969
Dean Foods Co. 6.90%, 10/15/2017	100,000	101,240
DS Services of America, Inc. 10.00%, 09/01/2021 (c)	1,747,000	1,856,187
Post Holdings, Inc. 6.00%, 12/15/2022 (c)	1,000,000	1,063,750
Yum! Brands, Inc. 6.25%, 03/15/2018	1,475,000	1,522,938
		5,491,084
BUILDING & CONSTRUCTION - 2.64%
Lennar Corp.
4.75%, 12/15/2017	1,100,000	1,111,000
6.95%, 06/01/2018	2,925,000	3,051,653
4.125%, 12/01/2018	950,000	973,750
Standard Pacific Corp. 8.375%, 05/15/2018	4,100,000	4,320,375
Toll Brothers Finance Corp.
4.00%, 12/31/2018	750,000	770,625
6.75%, 11/01/2019	350,000	385,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/2019	1,800,000	1,852,560
		12,465,838
BUILDING MATERIALS - 1.65%
American Builders & Contractors Supply Co, Inc. 5.625%, 04/15/2021 (c)	1,995,000	2,062,331
HD Supply, Inc. 5.25%, 12/15/2021 (c)	1,215,000	1,279,547
Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,325,000	1,394,457
Standard Industries, Inc. 5.125%, 02/15/2021 (c)	1,600,000	1,666,000
Summit Materials LLC / Summit Materials Finance Corp. 8.50%, 04/15/2022	1,250,000	1,418,750
		7,821,085
CHEMICALS - 1.75%
Consolidated Energy Finance S.A. 6.75%, 10/15/2019 (b) (c)	336,000	343,140
Huntsman International, LLC 4.875%, 11/15/2020	1,375,000	1,454,062
Platform Specialty Products Corp. 10.375%, 05/01/2021 (c)	3,640,000	4,035,850
PQ Corp. 6.75%, 11/15/2022 (c)	1,200,000	1,293,000
Tronox Finance, LLC 6.375%, 08/15/2020	1,125,000	1,130,625
		8,256,677
CONSUMER PRODUCTS - 0.60%
NBTY, Inc. 7.625%, 05/15/2021 (c)	525,000	559,125

Prestige Brands, Inc. 5.375%, 12/15/2021 (c)	2,200,000	2,279,750
		2,838,875
ENVIRONMENTAL - 2.01%
Clean Harbors, Inc.
5.25%, 08/01/2020	2,370,000	2,408,512
5.125%, 06/01/2021	1,400,000	1,433,250
Covanta Holding Corp. 6.375%, 10/01/2022	985,000	1,017,013
GFL Environmental, Inc.
9.875%, 02/01/2021 (b) (c)	2,900,000	3,168,250
5.625%, 05/01/2022 (b) (c)	1,450,000	1,489,875
		9,516,900
FINANCE - BANKING - 2.71%
Ally Financial, Inc.
6.25%, 12/01/2017	225,000	229,174
4.75%, 09/10/2018	1,325,000	1,364,750
3.50%, 01/27/2019	500,000	508,125
3.75%, 11/18/2019	250,000	256,250
8.00%, 03/15/2020	4,925,000	5,614,500
CIT Group, Inc.
5.50%, 02/15/2019 (c)	1,119,000	1,177,747
5.375%, 05/15/2020	1,400,000	1,510,250
Lincoln Finance, Ltd. 7.375%, 04/15/2021 (b) (c)	2,050,000	2,180,688
		12,841,484
FINANCE - INSURANCE - 0.24%
HUB International Ltd 7.875%, 10/01/2021 (c)	1,100,000	1,149,500

FINANCE - SERVICES - 4.33%
Aircastle Ltd.
4.625%, 12/15/2018 (b)	800,000	827,760
6.25%, 12/01/2019 (b)	2,700,000	2,946,375
7.625%, 04/15/2020 (b)	675,000	765,281
International Lease Finance Corp.
8.875%, 09/01/2017	800,000	810,757
7.125%, 09/01/2018 (c)	225,000	238,195
6.25%, 05/15/2019	675,000	724,314
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 08/01/2018	1,625,000	1,630,078
7.875%, 10/01/2020	1,725,000	1,773,516
Navient Corp.
8.45%, 06/15/2018	1,000,000	1,055,500
5.50%, 01/15/2019	600,000	626,250
8.00%, 03/25/2020	875,000	980,000
6.50%, 06/15/2022	1,175,000	1,246,969
OneMain Financial Holdings, LLC 6.75%, 12/15/2019 (c)	3,250,000	3,424,687
Orchestra Borrower, LLC / Orchestra Co-Issuer, Inc. 6.75%, 06/15/2022 (c)	600,000	619,740
Springleaf Finance Corp.
6.90%, 12/15/2017	900,000	914,625
6.125%, 05/15/2022 (d)	475,000	502,313
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (c)	1,350,000	1,407,375
		20,493,735
FOOD & DRUG RETAILERS - 1.01%
Rite Aid Corp.
9.25%, 03/15/2020	1,850,000	1,914,750
6.75%, 06/15/2021	2,750,000	2,838,000
		4,752,750

GAMING - 3.21%
Churchill Downs, Inc. 5.375%, 12/15/2021	3,480,000	3,627,900
GLP Capital LP / GLP Financing II, Inc. 4.375%, 11/01/2018	1,400,000	1,438,500
International Game Technology PLC 5.625%, 02/15/2020 (b) (c)	428,000	457,168
MGM Resorts International
11.375%, 03/01/2018	3,075,000	3,278,719
8.625%, 02/01/2019	3,750,000	4,143,750
6.75%, 10/01/2020	1,780,000	1,976,512
Station Casinos LLC 7.50%, 03/01/2021	250,000	260,625
		15,183,174
GENERAL INDUSTRIAL MANUFACTURING - 1.89%
Anixter, Inc. 5.625%, 05/01/2019	2,500,000	2,640,625
CNH Industrial Capital, LLC 3.875%, 07/16/2018	750,000	764,250
EnPro Industries, Inc. 5.875%, 09/15/2022	2,185,000	2,288,787
Oshkosh Corp. 5.375%, 03/01/2022	1,750,000	1,817,812
WESCO Distribution, Inc. 5.375%, 12/15/2021	1,370,000	1,429,938
		8,941,412
HEALTHCARE - 11.24%
Acadia Healthcare Co., Inc. 6.125%, 03/15/2021	1,325,000	1,368,062
Alere, Inc. 7.25%, 07/01/2018	1,780,000	1,782,670
Centene Corp. 5.625%, 02/15/2021	4,550,000	4,754,750
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	3,445,000	3,544,044
DPx Holdings B.V. 7.50%, 02/01/2022 (b) (c)	3,225,000	3,428,578
Eagle Holding Co. II, LLC 7.625%, 05/15/2022 (a) (c)	1,350,000	1,392,187
Fresenius Medical Care US Finance II, Inc.
6.50%, 09/15/2018 (c)	2,325,000	2,454,316
5.625%, 07/31/2019 (c)	850,000	902,063
HCA, Inc.
4.25%, 10/15/2019	2,000,000	2,080,000
6.50%, 02/15/2020	6,400,000	7,000,000
6.25%, 02/15/2021	500,000	547,500
5.875%, 03/15/2022	1,000,000	1,111,250
Hologic, Inc. 5.25%, 07/15/2022 (c)	825,000	869,344
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	1,025,000	1,028,844
4.875%, 04/15/2020 (b) (c)	1,240,000	1,213,650
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 02/15/2022	1,550,000	1,601,344
Sabra Health Care LP / Sabra Capital Corp. 5.50%, 02/01/2021	1,500,000	1,560,937
Service Corp. International 7.625%, 10/01/2018	1,065,000	1,140,881
Sterigenics-Nordion Topco, LLC 8.125%, 11/01/2021 (c)	1,025,000	1,053,188
Tenet Healthcare Corp.
6.25%, 11/01/2018	2,500,000	2,638,125
4.745%, 06/15/2020 (a)	600,000	606,060
6.00%, 10/01/2020	4,250,000	4,563,438
7.50%, 01/01/2022 (c)	1,300,000	1,413,490
Universal Health Services, Inc. 3.75%, 08/01/2019 (c)	2,500,000	2,559,375
Valeant Pharmaceuticals International, Inc. 7.00%, 10/01/2020 (b) (c)	2,000,000	1,977,500
VPII Escrow Corp. 6.75%, 08/15/2018 (b) (c)	568,000	570,130
		53,161,726
HOTELS - 0.46%
RHP Hotel Properties LP / RHP Finance Corp. 5.00%, 04/15/2021	2,100,000	2,163,000

LEISURE & ENTERTAINMENT - 0.19%
NCL Corp. Ltd. 4.75%, 12/15/2021 (b) (c)	875,000	910,429

MEDIA - BROADCAST - 2.70%
Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (c)	1,200,000	1,261,500
Sinclair Television Group, Inc.
5.375%, 04/01/2021	1,925,000	1,982,750
6.125%, 10/01/2022	750,000	782,813
Sirius XM Radio, Inc. 5.75%, 08/01/2021 (c)	2,250,000	2,328,750
TEGNA, Inc.
5.125%, 10/15/2019	1,650,000	1,689,187
5.125%, 07/15/2020	600,000	615,750
Univision Communications, Inc. 6.75%, 09/15/2022 (c)	3,950,000	4,117,875
		12,778,625
MEDIA - CABLE - 8.32%
Cablevision Systems Corp.
8.625%, 09/15/2017	507,000	513,971
7.75%, 04/15/2018	2,775,000	2,886,000
8.00%, 04/15/2020	4,035,000	4,504,069
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	1,150,000	1,186,685
Cequel Communications Holdings I, LLC / Cequel Capital Corp.
6.375%, 09/15/2020 (c)	3,181,000	3,252,572
5.125%, 12/15/2021 (c)	1,000,000	1,022,500
CSC Holdings, LLC
7.625%, 07/15/2018	800,000	846,000
10.125%, 01/15/2023 (c)	1,300,000	1,511,250
DISH DBS Corp.
4.25%, 04/01/2018	950,000	964,554
7.875%, 09/01/2019	3,550,000	3,922,750
5.125%, 05/01/2020	425,000	444,656
6.75%, 06/01/2021	2,890,000	3,215,125
GCI, Inc. 6.75%, 06/01/2021	2,350,000	2,411,688
Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.50%, 04/15/2021	1,657,000	1,700,496
Midcontinent Communications / Midcontinent Finance Corp. 6.25%, 08/01/2021 (c)	3,060,000	3,176,280
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,627,680
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/2020 (c)	2,911,000	3,029,769
WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 10.25%, 07/15/2019	3,048,000	3,143,250
		39,359,295
MEDIA DIVERSIFIED & SERVICES - 1.99%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	800,000	799,000
Lamar Media Corp. 5.875%, 02/01/2022	1,250,000	1,293,750
Match Group, Inc. 6.75%, 12/15/2022	2,200,000	2,296,250
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	600,000	610,668
5.50%, 10/01/2021 (b) (c)	4,250,000	4,409,375
		9,409,043
METALS & MINING EXCLUDING STEEL - 2.01%
Anglo American Capital PLC 9.375%, 04/08/2019 (b) (c)	1,775,000	1,994,656
Constellium N.V. 7.875%, 04/01/2021 (b) (c)	475,000	510,031
FMG Resources Pty Ltd.
9.75%, 03/01/2022 (b) (c)	3,025,000	3,459,843
4.75%, 05/15/2022 (b) (c)	1,175,000	1,182,344
Freeport-McMoRan, Inc.
2.375%, 03/15/2018	1,200,000	1,197,000
6.50%, 11/15/2020	1,150,000	1,185,938
		9,529,812
NON-FOOD & DRUG RETAILERS - 2.14%
Dollar Tree, Inc. 5.25%, 03/01/2020	800,000	822,500

L Brands, Inc. 8.50%, 06/15/2019	1,000,000	1,116,250
Michaels Stores, Inc. 5.875%, 12/15/2020 (c)	3,665,000	3,756,625
QVC, Inc. 3.125%, 04/01/2019	2,085,000	2,108,990
Sally Holdings, LLC / Sally Capital, Inc. 5.75%, 06/01/2022	1,075,000	1,105,906
William Carter Co. 5.25%, 08/15/2021	1,175,000	1,211,719
		10,121,990
OIL & GAS - 1.31%
Range Resources Corp. 5.75%, 06/01/2021 (c)	1,650,000	1,691,250
Rowan Cos., Inc. 7.875%, 08/01/2019	590,000	619,500
SESI, LLC 6.375%, 05/01/2019	1,875,000	1,860,937
Whiting Petroleum Corp. 5.00%, 03/15/2019	2,050,000	2,047,438
		6,219,125
PACKAGING - 3.85%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 06/30/2021 (b) (c)	4,000,000	4,155,000
Ball Corp. 4.375%, 12/15/2020	350,000	368,812
Greif, Inc. 7.75%, 08/01/2019	1,825,000	2,007,500
Reynolds Group Holdings, Inc. 6.875%, 02/15/2021	1,231,457	1,266,862
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	3,975,000	4,072,745
4.38%, 07/15/2021 (a) (c)	650,000	662,188
Signode Industrial Group Lux S.A. 6.375%, 05/01/2022 (c)	2,750,000	2,887,500
Silgan Holdings, Inc.
5.00%, 04/01/2020	462,000	468,352
5.50%, 02/01/2022	2,250,000	2,320,313
		18,209,272
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.37%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.50%, 04/15/2019 (c)	1,300,000	1,347,125
5.25%, 12/01/2021 (c)	380,000	400,140
		1,747,265
REITS - 0.21%
VEREIT Operating Partnership LP 3.00%, 02/06/2019	1,000,000	1,010,440

RESTAURANTS - 1.39%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 6.00%, 04/01/2022 (b) (c)	5,065,000	5,261,269
Brinker International, Inc. 2.60%, 05/15/2018	1,300,000	1,302,990
		6,564,259
STEEL PRODUCERS & PRODUCTS - 0.72%
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA, LLC 6.50%, 05/15/2021 (b) (c)	1,150,000	1,216,125
Steel Dynamics, Inc.
5.125%, 10/01/2021	255,000	262,517
6.375%, 08/15/2022	1,850,000	1,919,375
		3,398,017
SUPPORT - SERVICES - 5.29%
AECOM 5.75%, 10/15/2022	1,125,000	1,182,656
Alliance Data Systems Corp.
5.25%, 12/01/2017 (c)	1,343,000	1,358,109
6.375%, 04/01/2020 (c)	2,350,000	2,388,187
5.875%, 11/01/2021 (c)	1,250,000	1,296,875
Ashtead Capital, Inc. 6.50%, 07/15/2022 (c)	2,600,000	2,700,750
CoreCivic, Inc. 4.125%, 04/01/2020	1,000,000	1,032,500
FTI Consulting, Inc. 6.00%, 11/15/2022	1,475,000	1,535,844
GEO Group, Inc. 5.875%, 01/15/2022	1,825,000	1,907,125
H&E Equipment Services, Inc. 7.00%, 09/01/2022	2,910,000	3,040,950
Hertz Corp.

5.875%, 10/15/2020	815,000	792,587
7.625%, 06/01/2022 (c)	2,145,000	2,145,215
Iron Mountain, Inc.
6.00%, 10/01/2020 (c)	4,175,000	4,331,562
4.375%, 06/01/2021 (c)	900,000	936,000
United Rentals North America, Inc. 7.625%, 04/15/2022	375,000	392,813
		25,041,173
TECHNOLOGY - 2.90%
CDK Global, Inc. 3.80%, 10/15/2019 (a)	2,675,000	2,761,937
Diamond 1 Finance Corp / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (c)	500,000	527,577
5.875%, 06/15/2021 (c)	2,280,000	2,394,000
EMC Corp. 2.65%, 06/01/2020	1,645,000	1,615,240
Infor US, Inc. 5.75%, 08/15/2020 (c)	1,925,000	1,989,969
NCR Corp.
4.625%, 02/15/2021	950,000	971,375
5.875%, 12/15/2021	1,325,000	1,382,969
Nuance Communications, Inc. 5.375%, 08/15/2020 (c)	255,000	259,781
NXP B.V. / NXP Funding, LLC
3.75%, 06/01/2018 (b) (c)	728,000	740,740
4.125%, 06/01/2021 (b) (c)	1,000,000	1,055,500
		13,699,088
TELECOMMUNICATIONS - SATELLITES - 1.91%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,867,301
7.625%, 06/15/2021	3,350,000	3,819,000
ViaSat, Inc. 6.875%, 06/15/2020	3,275,000	3,341,499
		9,027,800
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 7.50%
Altice Luxembourg SA 7.75%, 05/15/2022 (b) (c)	3,400,000	3,612,500
CenturyLink, Inc. 5.625%, 04/01/2020	2,425,000	2,574,283
DuPont Fabros Technology LP 5.875%, 09/15/2021	3,250,000	3,386,094
Frontier Communications Corp.
8.125%, 10/01/2018	375,000	397,031
7.125%, 03/15/2019	1,449,000	1,514,205
8.50%, 04/15/2020	116,000	122,235
Level 3 Financing, Inc.
4.407%, 01/15/2018 (a)	150,000	150,705
6.125%, 01/15/2021	2,100,000	2,168,250
SFR Group S.A. 6.00%, 05/15/2022 (b) (c)	1,500,000	1,571,250
SoftBank Group Corp. 4.50%, 04/15/2020 (b) (c)	1,400,000	1,458,926
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)	700,000	760,592
6.90%, 05/01/2019	2,085,000	2,230,846
7.00%, 08/15/2020	4,800,000	5,292,000
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,336,500
T-Mobile USA, Inc. 6.125%, 01/15/2022	3,075,000	3,239,322
Wind Acquisition Finance S.A.
6.50%, 04/30/2020 (b) (c)	2,650,000	2,746,062
4.75%, 07/15/2020 (b) (c)	850,000	861,050
7.375%, 04/23/2021 (b) (c)	2,000,000	2,081,250
		35,503,101
TRANSPORTATION EXCLUDING AIR & RAIL - 0.47%
XPO Logistics, Inc. 6.50%, 06/15/2022 (c)	2,100,000	2,212,875

UTILITIES - ELECTRIC - 2.21%
AES Corp.
3.842%, 06/01/2019 (a)	1,735,000	1,739,338
8.00%, 06/01/2020	1,399,000	1,626,337
7.375%, 07/01/2021	444,000	510,600
Calpine Corp. 6.00%, 01/15/2022 (c)	2,300,000	2,386,250
Dynegy, Inc. 6.75%, 11/01/2019	1,775,000	1,839,344
NRG Energy, Inc.
7.625%, 01/15/2018	288,000	298,080
7.875%, 05/15/2021	1,987,000	2,061,512
		10,461,461
UTILITIES - GAS - 4.35%
Genesis Energy LP / Genesis Energy Finance Corp. 5.75%, 02/15/2021	2,300,000	2,305,750
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 07/15/2019	3,575,000	3,566,063
NuStar Logistics, L.P.
8.15%, 04/15/2018 (e)	3,850,000	4,042,500
4.80%, 09/01/2020	300,000	313,500
Rockies Express Pipeline LLC
6.85%, 07/15/2018 (c)	1,885,000	1,972,181
6.00%, 01/15/2019 (c)	1,950,000	2,042,625
Sunoco LP / Sunoco Finance Corp.
5.50%, 08/01/2020	1,100,000	1,128,875
6.25%, 04/15/2021	450,000	471,375
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	3,425,000	3,630,500
5.875%, 10/01/2020	291,000	297,911
6.125%, 10/15/2021	775,000	807,938
		20,579,218
TOTAL CORPORATE BONDS (Cost $407,637,087)		411,638,175

BANK LOANS - 10.86%

AEROSPACE & DEFENSE - 0.39%
TransDigm, Inc. 4.128%, 02/28/2020 (a)	1,837,478	1,839,949

BEVERAGE & FOOD - 0.14%
Allflex Holdings III, Inc. 4.583%, 07/17/2020 (a)	682,279	685,264

BUILDING MATERIALS - 0.27%
Quikrete Holdings, Inc. 3.794%, 11/15/2023 (a)	1,296,742	1,295,322

CHEMICALS - 0.28%
Nexeo Solutions, LLC 4.923%, 06/09/2023 (a)	891,023	899,563
Orion Engineered Carbons 3.796%, 07/23/2021 (a)	407,342	409,684
		1,309,247
CONSUMER PRODUCTS - 0.39%
KIK Custom Products, Inc. 5.793%, 08/26/2022 (a)	1,080,045	1,091,969
NBTY, Inc. 4.796%, 05/05/2023 (a)	742,519	744,245
		1,836,214
ENVIRONMENTAL - 0.33%
Waste Industries USA, Inc. 3.794%, 02/27/2020 (a)	488,750	491,880
Wheelabrator Technologies
5.296%, 12/17/2021 (a)	1,050,806	1,056,717
5.296%, 12/17/2021 (a)	26,107	26,254
		1,574,851

FINANCE - INSURANCE - 1.41%
Acrisure, LLC 6.146%, 11/22/2023 (a)	2,593,500	2,623,209
HUB International Ltd. 4.172%, 10/02/2020 (a)	1,730,979	1,737,868
USI, Inc. / NY 4.18%, 05/16/2024 (a)	2,300,000	2,288,500
		6,649,577
FINANCE - SERVICES - 0.50%
Orchestra Borrower, LLC / Orchestra Co-Issuer, Inc. 8.67%, 05/31/2024 (a)	2,380,000	2,380,000

GAMING - 0.87%
Amaya B.V. 4.796%, 08/02/2021 (a)	2,276,752	2,283,354
Station Casinos, LLC 3.71%, 06/08/2023 (a)	1,822,478	1,822,168
		4,105,522
GENERAL INDUSTRIAL MANUFACTURING - 0.22%
EWT Holdings III Corp. 5.046%, 01/15/2021 (a)	1,033,716	1,042,115

HEALTHCARE - 0.94%
Air Medical Group Holdings, Inc.
4.294%, 04/28/2022 (a)	740,554	728,242
5.159%, 04/28/2022 (a) (d)	2,750,000	2,743,469
Pharmaceutical Product Development, LLC 4.013%, 08/18/2022 (a)	987,406	988,995
		4,460,706
LEISURE & ENTERTAINMENT - 0.39%
Formula One Group 4.504%, 02/01/2024 (a)	1,850,000	1,853,469

MEDIA - BROADCAST - 0.25%
Univision Communications, Inc. 3.976%, 03/15/2024 (a)	1,196,773	1,175,327

MEDIA - CABLE - 0.38%
WideOpenWest Finance, LLC / WideOpenWest Capital Corp.
4.25%, 08/18/2023 (a) (d)	825,230	825,514
4.701%, 08/18/2023 (a)	992,500	992,843
		1,818,357
MEDIA DIVERSIFIED & SERVICES - 0.24%
Ancestry.com Operations, Inc. 4.34%, 10/19/2023 (a)	1,108,800	1,115,957

PACKAGING - 0.75%
BWAY Corp. 4.245%, 04/03/2024 (a)	1,775,000	1,777,059
Industrial Container Services
5.18%, 04/29/2024 (a)	1,185,882	1,191,812
5.75%, 04/29/2024 (a)	214,118	215,188
Signode Industrial Group Lux S.A. 3.839%, 04/30/2021 (a)	368,128	369,049
		3,553,108
SUPPORT - SERVICES - 1.90%
Asurion, LLC
4.476%, 08/04/2022 (a)	546,303	549,545
4.226%, 11/03/2023 (a)	194,401	195,737
Camelot Finance LP 4.726%, 10/03/2023 (a)	962,737	969,703
Coinmach Services
4.966%, 11/14/2022 (a)	2,055,314	2,046,065
4.969%, 11/14/2022 (a)	128,635	128,056
Garda World Security Corp. 5.226%, 05/24/2024 (a)	642,347	647,566
Information Resources, Inc. 5.465%, 01/18/2024 (a)	1,197,000	1,203,171
Moneygram International, LLC 4.546%, 03/27/2020 (a)	527,001	527,878
Tempo Acquisition, LLC 4.06%, 05/01/2024 (a)	1,700,000	1,705,976
TransUnion, LLC 3.544%, 04/09/2021 (a)	987,264	994,930

		8,968,627
TECHNOLOGY - 0.97%
Micro Focus 3.672%, 11/19/2021 (a)	2,600,000	2,601,638
Misys 4.736%, 06/13/2024 (a)	1,000,000	1,001,305
Rackspace Hosting, Inc. 4.172%, 11/03/2023 (a)	997,500	999,445
		4,602,388
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.24%
Lightower Fiber Networks 4.546%, 04/13/2020 (a)	144,000	144,810
SFR Group S.A. 4.038%, 01/14/2025 (a)	995,000	994,348
		1,139,158
TOTAL BANK LOANS (Cost $51,095,447)		51,405,158

	Shares
SHORT-TERM INVESTMENTS - 1.36%

Money Market Fund - 1.36%
Fidelity Government Portfolio - Institutional Class, 0.81% (a) (f)	6,414,129	6,414,129
TOTAL SHORT-TERM INVESTMENTS (Cost $6,414,129)		6,414,129
Total Investments (Cost $465,146,663) - 99.23%		469,457,462
Other Assets in Excess of Liabilities - 0.77%		3,624,565
TOTAL NET ASSETS - 100.00%		$473,082,027

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2017.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017 the value of these investments as $150,683,793 or 31.85% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
June 30, 2017 the value of these investments was $4,071,296 or 0.86% of net assets.
(e)	Represents a step bond. The rate shown represents the rate as of June 30, 2017.
(f)	Rate shown is the 7-day yield as of June 30, 2017.

Note 1 - Summary of Fair Value Measurements at June 30, 2017 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Shenkman Floating Rate High Income Fund and the Shenkman Short Duration High Income Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.   Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved  by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of  June 30, 2017:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Manufacturing	$191,722	$-	$-	$191,722
Total Common Stocks	191,722	-	-	191,722
Fixed Income
Bank Loan Obligations	-	259,336,922	1,469,486	260,806,408
Corporate Bonds	-	31,471,837	-	31,471,837
Total Fixed Income	-	290,808,759	1,469,486	292,278,245
Private Placements
Finance and Insurance	-	-	283,919	283,919
Utilities	-	-	37,328	37,328
Total Private Placements	-	-	321,247	321,247
Short-Term Investments	17,349,706	-	-	17,349,706
Total Investments	$17,541,428	$290,808,759	$1,790,733	$310,140,920

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.  Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at June 30, 2017.

Level 3 Reconciliation Disclosure

	Private Placements	Bank Loans	Total
Balance as of September 30, 2016	$131,483	$1,117,744	$1,249,227
Accrued discounts/premiums	-	3,866	3,866
Change in unrealized appreciation	189,764	297,488	487,252
Purchases	-	50,388	50,388
Balance as of June 30, 2017	$321,247	$1,469,486	$1,790,733

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at June 30, 2017	$487,252

The Level 3 investments as of June 30, 2017 represented 0.60% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$51,405,158	$-	$51,405,158
Corporate Bonds	-	411,638,175		411,638,175
Total Fixed Income	-	463,043,333	-	463,043,333
Short-Term Investments	6,414,129	-	-	6,414,129
Total Investments	$6,414,129	$463,043,333	$-	$469,457,462

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.  Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at June 30, 2017.  There were no Level 3 securities held in the Fund during the period ended June 30, 2017.

Note 2 - Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Shenkman Floating Rate High Income Fund

Cost of investments	$312,647,003
Gross unrealized appreciation	$3,260,927
Gross unrealized depreciation	(5,767,010)
Net unrealized depreciation	$(2,506,083)

Shenkman Short Duration High Income Fund

Cost of investments	$465,146,663
Gross unrealized appreciation	$4,639,119
Gross unrealized depreciation	(328,320)
Net unrealized appreciation	$4,310,799

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above tables do not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)  /s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date  8/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  8/18/2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  8/18/2017

* Print the name and title of each signing officer under his or her signature.